12. FINANCIAL ASSETS AND LIABILITIES (Details 5) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 141	$ 225	$ 241	$ 31
Banks [member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	70	57
Investment funds [member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	71	4
Time deposits [member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents		$ 164